Borrowings - Loan’s outstanding amounts (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Senior Notes	$ 1,253,395	$ 1,263,566
Total borrowings	1,500,066	1,612,718
Less: current portion, net	(614,939)	(374,191)
Less: deferred finance costs, net	(23,613)	(28,289)
Total long-term borrowings	861,514	1,210,238
Sale And Leaseback Agreements [Member]
Line of Credit Facility [Line Items]
Sale Leaseback Transaction, Amount Due under Financing Arrangement	60,165	62,934
2022 Senior Secured Notes [Member]
Line of Credit Facility [Line Items]
Senior Notes	305,000	305,000
2022 Notes [Member]
Line of Credit Facility [Line Items]
Senior Notes	462,466	476,822
2024 Notes [Member]
Line of Credit Facility [Line Items]
Senior Notes	8,626	8,626
NSM Loan (incl. accrued interest $358 and $526, respectively) [Member]
Line of Credit Facility [Line Items]
Total borrowings	57,026	78,901
Less: current portion, net		(47,000)
$50.0 million NSM Loan (including accrued interest of $250 and $326, respectively) [Member]
Line of Credit Facility [Line Items]
Total borrowings	39,986	50,326
2025 Logistics Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior Notes	500,000	500,000
Navios Logistics other long-term loans and notes payable [Member]
Line of Credit Facility [Line Items]
Notes and Loans Payable	66,797	60,035
Secured credit facilities [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 0	$ 70,074